Balance Sheets Details - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,850	$ 5,166
Accumulated depreciation and amortization	(4,866)	(4,316)
Total	2,984	850
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,851	4,345
Computers, software and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	489	438
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	384	295
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 126	$ 88